Subsequent Events (Details) - Business Combination [Member] - USD ($)	1 Months Ended
	Apr. 30, 2022	Apr. 26, 2022
Subsequent Events (Details) [Line Items]
Gross proceeds	$ 2,000
Held in trust account		$ 5,357
Aggregate gross proceeds		$ 113,000
Exchange for shares (in Shares)		11,300,000
Incurred expenses		$ 25,293
Net proceeds		$ 93,064